Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Level 2 - Recurring $ in Millions	Dec. 31, 2016 USD ($)
Fair value | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	$ 1.4
Interest rate swaps	10.9
Fair value | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	1.1
Fair value | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	59.8
Carrying value | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	1.4
Interest rate swaps	10.9
Carrying value | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	1.1
Carrying value | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	$ 59.8